Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023	Jan. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Installation projects term	12 months
Percentage of borrowing unsecured convertible notes	12.00%
Cash balance		$ 13,400,000	$ 2,600,000	$ 60,000.00
Increase in contract assets		26,066,000
Revenue recognized		3,500,000	2,100,000
Deferred long-term service contract		900,000	1,200,000
Deferred commissions		0	4,200,000
Capitalized cost		1,200,000	1,900,000
Unamortized balance		$ 200,000	$ 3,800,000
Portion of tax benefit recorded positions more likely than not to be sustained		50.00%
Lease term		12 months
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms to customers range	30 days
Guarantees to customers installation		10 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms to customers range	60 days
Guarantees to customers installation		30 years
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			38.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		55.00%	55.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		36.00%	55.00%
Credit Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			16.00%
Supplier Concentration Risk [Member] | Suppliers One [Member] | Inventory Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			40.00%